Debt - Long-term Debt Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total bank loans and financing obligations outstanding	$ 65,625		$ 140,665
Less: Current portion	(12,500)		(87,650)
Long -term debt excluding current maturities - Bank loans	53,125		53,015
Current
Total bank loans and financing obligations, gross	12,500		87,650
Unamortized deferred financing costs	(461)		0
Total bank loans and financing obligations, net	12,039		87,650
Non-current
Total bank loans and financing obligations, gross	53,125		53,015
Unamortized deferred financing costs	(872)		0
Total bank loans and financing obligations, net	52,253		53,015
Total
Total bank loans and financing obligations, gross	65,625		140,665
Unamortized deferred financing costs	(1,333)		0
Total bank loans and financing obligations, net	64,292		140,665
$175.0 Million Credit Facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	175,000	$ 175,000
Total bank loans and financing obligations outstanding	65,625		0
$87.7 Million Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount	87,700
Total bank loans and financing obligations outstanding			87,650
$70.7 Million Redeemable Notes
Debt Instrument [Line Items]
Debt instrument, face amount	70,700
Total bank loans and financing obligations outstanding	$ 0		$ 53,015